UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® HIGH YIELD

MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 149.6%
Airport Revenue - 3.4%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$90,000	$69,077
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	3,000,000	3,084,120
Guam International Airport Authority Rev., “C”, 5%, 2016	25,000	26,555
Guam International Airport Authority Rev., “C”, 5%, 2017	45,000	47,768
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	186,162
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	155,000	145,705
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	280,038
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	315,291

		$4,154,716
General Obligations - General Purpose - 2.2%
Bellwood, IL, 5.875%, 2027	$200,000	$178,574
Bellwood, IL, 6.15%, 2032	200,000	174,906
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	225,000	163,861
Guam Government, “A”, 7%, 2039	90,000	94,069
Luzerne County, PA, AGM, 6.75%, 2023	455,000	501,001
State of California, 5.25%, 2028	335,000	356,973
State of California, 5.25%, 2030	790,000	825,613
State of Hawaii, “DZ”, 5%, 2031	200,000	209,896
State of Illinois, 5.5%, 2038	170,000	163,968

		$2,668,861
General Obligations - Schools - 2.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$979,190
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	105,369
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	100,201
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	187,606
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	65,000	44,001
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	978,530
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	166,482
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	442,625

		$3,004,004
Healthcare Revenue - Hospitals - 36.1%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$462,216
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	339,549
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	176,584
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	582,578
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	131,203
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	196,230
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	718,925
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	644,906
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	61,326
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,036,101
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	541,615
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	140,000	135,969
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	305,000	288,893
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	365,000	350,641
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	945,000	993,592

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	$540,000	$572,179
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	205,000	262,265
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,448,555
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	305,000	233,468
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	515,000	504,319
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	578,945
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	200,000	202,198
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	518,911
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	645,803
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039 (f)	1,745,000	1,667,574
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	960,252
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2014 (c)	425,000	441,244
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	300,000	314,313
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	185,000	191,595
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,122,800
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	407,331
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	327,036
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	107,687
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	588,645
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	452,165
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	193,362
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	605,000	579,711
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,315,000	1,577,671
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,206,418
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	58,456
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	300,000	288,600
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	735,000	836,959
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	510,713
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	250,613
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	499,975
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,000,000	972,450
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	55,000	53,014
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	123,033
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	775,286
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	195,000	163,913
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	500,000	387,525
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	195,000	147,094
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	614,660
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	530,625
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	900,298
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	511,406
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	150,000	147,317
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	208,354
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	122,506
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	144,919
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	85,330
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	211,942
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,236,857
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	907,809

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	$660,000	$709,104
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	575,700
Salida, CO, Hospital District Rev., 5.25%, 2036	692,000	638,937
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	88,857
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	105,000	99,475
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	90,000	84,590
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	250,708
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	91,046
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	133,891
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	300,000	301,677
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	245,000	247,220
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,029,513
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	375,000	934
Sweetwater County, WY, Hospital Rev. (Memorial Hospital Project), “A”, 5%, 2037	240,000	224,419
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	214,710
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	160,000	147,891
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	470,000	440,780
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	460,988
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,105,000	1,078,966
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	105,225
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	200,000	201,150
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	60,000	58,947
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	766,328
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	741,755
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	510,066
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	892,691

		$44,549,997
Healthcare Revenue - Long Term Care - 16.6%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2013 (c)	$25,000	$25,593
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	95,000	92,474
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	95,000	91,149
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	86,355
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	107,408
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	217,907
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,001,120
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	463,638
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	938,223
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	290,000	255,992
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	731,084
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	503,405
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	156,083
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	520,045
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	875,883
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	200,000	167,662
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	215,000	178,007
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	185,000	166,030
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	937,330
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	529,121
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 2041	275,000	264,503
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	130,000	112,783
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	80,000	69,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	$346,000	$341,146
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	500,000	505,400
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	705,105
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	975,000	904,459
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	130,267	111,923
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	31,732	26,272
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	8,656	6,211
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	43,059	226
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	80,000	80,059
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	125,561
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	100,000	93,476
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	100,000	91,985
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	350,000	329,700
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	130,000	118,525
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	394,732
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	272,607
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	489,255
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	449,855
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	184,033
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 2037	305,000	276,678
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	175,000	158,408
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 2038	723,000	565,661
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	147,000	122,101
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	13,000	11,193
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	26,000	21,596
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	225,000	228,670
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	199,626	128,683
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	185,367	111,997
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	85,554	1,360
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	79,443	1,263
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	40,000	32,926
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	619,595
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	550,000	575,713
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	415,000	427,877
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	809,316
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	90,000	87,634
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	70,000	67,898
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	141,235
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	209,699
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	595,620
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,260,400
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 2043	300,000	287,838

		$20,465,616

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 3.8%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$225,836
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	161,883
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	313,749
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	155,000	153,791
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	200,000	200,036
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2021	895,000	895,081
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	600,000	561,078
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	365,000	325,215
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	515,000	436,457
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)	385,000	424,208
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028 (d)(q)	500,000	530,785
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	175,000	147,425
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	385,000	323,735

		$4,699,279
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$406,316
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	660,086

		$1,066,402
Industrial Revenue - Environmental Services - 2.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$147,618
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	657,993
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	360,000	363,920
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	410,000	365,306
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	705,000	576,232
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	725,000	592,579
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	170,000	161,600

		$2,865,248
Industrial Revenue - Other - 2.2%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$240,000	$216,401
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	50,491	505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	280,000	256,698
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,083
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	430,000	398,270
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	110,000	103,245
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	215,000	196,308
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	215,000	186,298
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	946,170

		$2,678,978
Industrial Revenue - Paper - 2.5%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$1,003,560
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,000,550
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	934,214
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	160,000	113,931

		$3,052,255
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$135,000	$143,401
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	571,591
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	288,039

		$1,003,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 4.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$306,083
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	45,000	39,132
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	80,000	78,700
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	40,000	39,048
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	155,000	151,675
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	864,874
District of Columbia Rev. (American Society Hematology), 5%, 2036	50,000	48,088
District of Columbia Rev. (American Society Hematology), 5%, 2042	40,000	37,952
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	65,000	71,732
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	305,000	332,621
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	85,000	78,185
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	55,000	52,617
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	115,000	102,431
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	180,000	157,055
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	460,000	387,187
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	125,000	103,300
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	39,558
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	200,000	192,996
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	545,000	575,945
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	294,846
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	1,325,000	1,286,390

		$5,240,415
Multi-Family Housing Revenue - 4.6%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$480,000	$480,120
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	600,000	251,694
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	1,000,000	1,110,010
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	633,077
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	903,188	818,225
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (d)(q)	605,000	365,468
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	949,920
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 2016 (z)	455,481	444,272
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	725,000	661,128

		$5,713,914
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$307,125

Port Revenue - 1.2%
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	$1,450,000	$1,496,502

Sales & Excise Tax Revenue - 4.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$408,400
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	1,007,021
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	165,000	169,765
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	330,000	337,052
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	60,917
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	641,989
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	302,655
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	849,912
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	390,000	402,574
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	450,000	384,939
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	625,000	555,163
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	460,000	389,312

		$5,509,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - 0.8%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$137,208	$131,689
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	915,000	903,645

		$1,035,334
Single Family Housing - State - 1.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$600,000	$591,210
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	180,000	184,797
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	895,000	904,997
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,001

		$1,686,005
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$74,186

State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$500,000	$417,170

State & Local Agencies - 3.7%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$145,000	$143,005
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2014 (c)	500,000	530,260
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	102,820
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	295,207
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	720,335
Massachusetts College Building Authority Rev., “C”, 3%, 2042	80,000	53,362
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	120,000	123,698
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	412,444
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	147,623
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	96,544
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	820,000	989,576
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	225,000	193,547
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	708,919

		$4,517,340
Student Loan Revenue - 0.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$180,000	$182,243
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	180,000	181,400
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	20,115
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	335,000	335,838
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	340,000	352,801
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	27,075

		$1,099,472
Tax - Other - 2.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$100,000	$92,518
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	420,000	375,980
Dallas County, TX, Flood Control District, 7.25%, 2032	750,000	750,855
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	343,156
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	370,000	380,120
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	447,986
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	217,308

		$2,607,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 5.0%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$144,551
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	526,935
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	220,000	208,309
Celebration Community Development District, FL, “A”, 6.4%, 2034	650,000	651,976
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	315,552
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	237,563
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	410,000	383,223
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	282,851
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	365,000	257,362
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	224,000	226,117
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	267,375
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	126,113
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,406,000	1,337,823
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	183,498
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	960,000	364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	694,181

		$6,208,229
Tobacco - 6.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$250,000	$167,420
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	383,066
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,441,727
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	725,000	653,051
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	3,405,000	2,344,989
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,252,849
Rhode Island Tobacco Settlement Authority, 6%, 2023	610,000	611,568
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	80,000	73,085
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	499,670

		$8,427,425
Toll Roads - 6.5%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$1,260,960
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	445,000	477,214
North Texas Tollway Authority Rev., 6%, 2038	765,000	819,101
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,200,000	1,227,756
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,870,040
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	285,000	252,436
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	470,000	444,620
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	755,000	653,400

		$8,005,527
Universities - Colleges - 9.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$80,000	$77,159
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	540,000	521,953
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	145,000	146,085
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,312,139
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	105,272
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	110,000	97,793
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	335,000	325,375
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,131,830
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	144,260
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	69,211
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	91,280
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	705,490
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	163,147

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	$75,000	$69,945
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	589,390
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	280,694
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	777,410
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	466,179
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	200,000	183,428
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	45,000	33,705
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	25,000	18,822
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	338,434
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	195,000	204,770
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	85,000	88,792
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	80,000	82,970
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	150,000	152,751
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	1,954,185
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	336,279
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	230,575
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	83,510
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	286,650

		$11,069,483
Universities - Dormitories - 3.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$175,000	$178,208
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	200,000	204,924
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	675,436
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	130,000	118,951
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	670,000	584,890
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	775,000	647,063
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	257,748
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	615,000	666,242
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	449,781
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	78,312
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	104,584
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	100,000	92,301
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	215,000	182,357

		$4,240,797
Universities - Secondary Schools - 2.0%
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	$100,000	$80,944
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	70,000	66,626
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	75,000	71,208
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	213,426
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	110,000	77,455
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	131,695
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2043	110,000	110,637
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2033	45,000	46,068
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	115,000	100,789
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	240,000	202,865
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	200,335
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	70,000	60,360
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	170,000	141,874
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	230,000	221,320
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	320,000	306,154
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	140,000	135,895
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	50,644
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	135,000	116,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	$65,000	$56,164
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	125,000	101,120

		$2,491,971
Utilities - Cogeneration - 0.9%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,020,000	$798,691
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	297,478

		$1,096,169
Utilities - Investor Owned - 5.1%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$555,000	$37,463
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	977,681
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	245,000	260,072
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	519,925
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	390,000	423,505
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	102,924
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	300,770
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,498,875
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	255,543
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	212,661
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	613,482
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,022,785

		$6,225,686
Utilities - Municipal Owned - 1.5%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$142,506
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	355,000	356,484
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	365,000	383,535
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	280,000	276,374
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	675,000	666,259

		$1,825,158
Utilities - Other - 3.3%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$179,149
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	365,378
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	345,740
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	254,921
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	26,781
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,837,994
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	290,833
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	171,143
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	244,591
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	150,000	135,321
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	240,000	214,286

		$4,066,137
Water & Sewer Utility Revenue - 8.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$429,918
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	607,590
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,010,000	1,051,430
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	420,000	305,432
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	116,402
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	15,661
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	580,000	503,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
King County, WA, Sewer Rev., 5%, 2040	$1,395,000	$1,416,650
Lehigh County Authority, PA, Water and Sewer Rev. (Allentown Concession), “A” , 5%, 2043	1,135,000	1,074,073
Lehigh County Authority, PA, Water and Sewer Rev. (Allentown Concession), Capital Appreciation, “B” , 0%, 2037	955,000	199,299
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	700,899
New York Environmental Facilities, “C”, 5%, 2041	945,000	966,735
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,980,000	2,024,633
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	790,000	784,644
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	656,131

		$10,852,920
Total Municipal Bonds		$184,422,974

Money Market Funds - 8.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	10,540,047	$10,540,047
Total Investments		$194,963,021

Other Assets, Less Liabilities - 2.7%		3,334,360

ARPS, at liquidation value (issued by the fund) - (3.1)%		(3,900,000)

VMTPS , at liquidation value (issued by the fund) - (57.7)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$123,297,381

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,969,640, representing 1.6% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$949,920
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 2016	10/17/01-1/14/02	455,481	444,272
Total Restricted Securities			$1,394,192
% of Net assets applicable to common shares			1.1%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/13

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$23,364,875	December - 2013	$65,613

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	22	$2,901,938	December - 2013	$(20,574)

At August 31, 2013, the fund had liquid securities with an aggregate value of $430,034 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$184,422,974	$—	$184,422,974
Mutual Funds	10,540,047	—	—	10,540,047
Total Investments	$10,540,047	$184,422,974	$—	$194,963,021

Other Financial Instruments
Futures Contracts	$45,039	$—	$—	$45,039

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$194,145,172
Gross unrealized appreciation	8,533,681
Gross unrealized depreciation	(7,715,832)
Net unrealized appreciation (depreciation)	$817,849

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,770,392	34,662,189	(25,892,534)	10,540,047

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,361	$10,540,047

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.